Unit-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs Share based Payments [Abstract]
Employee Service Share-Based Compensation Expense
A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2012	2011
	(in thousands)

General and administrative expenses	$7,622	$5,404
Lease operating expenses	549	234
Total unit-based compensation expenses	$8,171	$5,638

Income tax benefit	$3,019	$2,083